Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jul (I)

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 59.48%		Shares	Value

Invesco BulletShares 2028 Corporate Bond ETF (a).........................................................		4,350	$83,215
Invesco BulletShares 2029 Corporate Bond ETF (a).........................................................		14,051	243,433
iShares iBonds Dec 2028 Term Corporate ETF (a)............................................................		3,489	83,003
iShares iBonds Dec 2029 Term Corporate ETF (a)............................................................		11,160	243,177
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $686,272)			652,828
		Principal
U.S. TREASURY NOTE - 20.70%		Amount

United States Treasury Note, 1.000%, 7/31/2028 (a),(b)		$269,600	227,275
.................................................................TOTAL U.S. TREASURY NOTE (Cost $239,033)			227,275
		Notional
PURCHASED OPTIONS - 26.60% (c)(d)	Contracts	Amount

CALL OPTIONS - 26.60%
S&P 500® Mini Index, Expires 7/10/2028, Strike Price $385.46......................................	34	$1,219,104	292,020
................................................................TOTAL PURCHASED OPTIONS (Cost $338,198)			292,020
Total Investments (Cost $1,263,503) - 106.78%............................................................			1,172,123
Liabilities in Excess of Other Assets - (6.78)%...............................................................			(74,422)
....................................................................................TOTAL NET ASSETS - 100.00%			$1,097,701

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $880,103.

(b)The rate shown is the effective yield based upon purchase price.

(c)Exchange-Traded.

(d)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
PUT OPTIONS
S&P 500® Mini Index...................................	7/10/2028 $	385.46	16	$(573,696)	$(93,246)
TOTAL OPTIONS WRITTEN (Premiums Received $78,708)					$(93,246)